Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Pax MSCI International ESG Index Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The International Index Fund seeks investment returns that closely correspond to the price and yield performance, before fees and expenses, of the MSCI EAFE ESG Index.
Expense [Heading]	rr_ExpenseHeading	Fees & Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The tables below describe the fees and expenses that you may pay if you buy and hold Institutional Class, Individual Investor or Class R shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (Fees Paid Directly From Your Investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment):
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These transaction costs, which are not reflected in "Annual Fund Operating Expenses" or in the "Example of Expenses," affect the Fund's performance. During the International Index Fund's most recent fiscal year, the International Index Fund's portfolio turnover rate was 36% of the average value of the portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	36.00%
Expenses Explanation of Nonrecurring Account Fee [Text]	rr_ExpensesExplanationOfNonrecurringAccountFee	The Fund charges a fee of $10.00 for each wire redemption, subject to change without notice.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example of Expenses
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in Institutional Class, Individual Investor Class and Class R shares of the Fund with the cost of investing in other mutual funds.

The table assumes that an investor invests $10,000 in Institutional Class, Individual Investor Class or Class R shares of the Fund for the time periods indicated and then redeems all of his or her shares at the end of those periods. The table also assumes that the investment has a 5% return each year, that all dividends and distributions are reinvested and that the Fund's operating expenses remain the same throughout those periods. Although an investor's actual expenses may be higher or lower than those shown in the table, based on these assumptions his or her expenses would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The International Index Fund employs a "passive management"—or indexing—investment approach designed to track the performance of the MSCI EAFE ESG Index, which is created and maintained by MSCI, Inc. The MSCI EAFE ESG Index consists of equity securities of issuers organized or operating in developed market countries around the world excluding the U.S. and Canada that have high sustainability or environmental, social and governance (ESG) ratings relative to their sector and industry group peers, as rated by MSCI ESG Research annually. As of April 7, 2015, the MSCI EAFE ESG Index included companies with market capitalization between approximately $1.8 billion and $244.8 billion.

Under normal circumstances, the Fund invests more than 80% of its total assets in the component securities of the MSCI EAFE ESG Index and in American Depositary Receipts, Global Depositary Receipts and Euro Depositary Receipts representing the component securities of the MSCI EAFE ESG Index. The Fund may use a representative sampling strategy to achieve its investment objective, which means that it may not always hold the same securities in the same proportions as the MSCI EAFE ESG Index. The Fund also may invest up to 20% of its total assets in certain futures, options and swap contracts, cash and cash equivalents, and stocks not included in the MSCI EAFE ESG Index, but which Pax World Management LLC ("PWM") believes will help the Fund track the price and yield performance of the MSCI EAFE ESG Index. Any investments in stocks or stock options not included in the MSCI EAFE ESG Index will be evaluated by PWM for satisfaction of PWM's ESG criteria. See "Pax Sustainability/ESG Criteria" on page 78. PWM intends that, over time, the correlation between the Fund's performance and that of the MSCI EAFE ESG Index, before fees and expenses, will be 95% or better. If the MSCI EAFE ESG Index concentrates (i.e., holds 25% or more of its total assets) in the securities of a particular industry or group of industries, the Fund will concentrate its investments in the same industry or group of industries. As of the date of this Prospectus, the MSCI EAFE ESG Index is not concentrated in any industry or group of industries.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

•  Market Risk Conditions in a broad or specialized market, a sector thereof or an individual industry may adversely affect security prices, thereby reducing the value of the Fund's investments.

•  Derivatives Risk Derivatives involve special risks and may result in losses. The values of derivatives can be very volatile, especially in unusual market conditions, and that volatility can be exacerbated by the use of leverage, which is common for derivative strategies. Derivatives may be illiquid, and may also be subject to the risk of nonperformance by a transaction counterparty. The Fund may not be able to enter into, or terminate, a derivatives position when desired. Derivatives are also subject to mispricing and improper valuation, and may increase the amount of taxes payable by shareholders.

•  Equity Securities Risk The market price of equity securities may fluctuate significantly, rapidly and unpredictably, causing the Fund to experience losses. The prices of equity securities generally are more volatile than the prices of debt securities.

•  Investment Approach Risk The Fund does not attempt to outperform the MSCI EAFE ESG Index or take defensive positions in declining markets. Accordingly, the Fund's performance would likely be adversely affected by a decline in the MSCI EAFE ESG Index.

•  Concentration Risk A fund that concentrates in a single industry or group of industries may be more susceptible to an economic, market, political or regulatory occurrence affecting that specific industry or group of industries. If the MSCI EAFE ESG Index concentrates in an industry or group of industries, the Fund will concentrate in the same industry or group of industries.

•  Non-U.S. Securities Risk Non-U.S. securities may have less liquidity and more volatile prices than domestic securities, which can make it difficult for the Fund to sell such securities at desired times or prices. Non-U.S. markets may differ from U.S. markets in material and adverse ways. For example, securities transaction expenses generally are higher, transaction settlement may be slower, recourse in the event of default may be more limited and taxes and currency exchange controls may limit amounts available for distribution to shareholders. Non-U.S. investments are also subject to the effects of local political, social, diplomatic or economic events.

•  Asian/Pacific Investment Risk Certain Asia and Pacific region economies have experienced over-extension of credit, currency devaluations and restrictions, high unemployment, high inflation, decreased exports and economic recessions. Asia and Pacific region economies generally are dependent on the economies of Europe and the United States, especially with respect to agricultural products and natural resources. Political and social instability and deteriorating economic conditions may result in significant downturns and increased volatility in many Asia and Pacific region economies. Portions of the Asia and Pacific region have historically been prone to natural disasters such as tsunamis and droughts and the region is economically sensitive to environmental events. Any such event could have a significant adverse effect on Asia and Pacific region economies. The Australian and New Zealand economies, in particular, are dependent on exports from the agricultural and mining sectors, which make those economies particularly susceptible to fluctuations in the commodities markets. Australian and New Zealand economies are also increasingly dependent on their growing service industries. Economic events in any one country can have a significant economic effect on the entire Asia and Pacific region.

•  European Investment Risk The Economic and Monetary Union of the European Union ("EU") requires compliance with restrictions on inflation rates, deficits, interest rates, debt levels and fiscal and monetary controls, each of which may significantly affect EU member countries, as well as other European countries. Decreasing imports or exports, changes in governmental regulations on trade, changes in the exchange rate of the euro and recessions in EU economies may have a significant adverse effect on the economies of EU members and their trading partners, including non-member European countries. Additionally, eastern European markets remain relatively undeveloped and may be particularly sensitive to political and economic developments.

•  Currency Risk The U.S. dollar value of your investment in the Fund may go down if the value of the local currency of the non-U.S. markets in which the Fund invests depreciates against the U.S. dollar.

•  Issuer Risk The value of a security may fluctuate due to factors affecting only the entity that issued the security.

•  Non-Correlation Risk The performance of the International Index Fund and of the MSCI EAFE ESG Index may vary somewhat for a variety of reasons. For example, the International Index Fund incurs operating expenses and portfolio transaction costs not incurred by the MSCI EAFE ESG Index. In addition, the International Index Fund may not be able to be fully invested in the component securities of the MSCI EAFE ESG Index. Any use of sampling techniques may affect the International Index Fund's ability to achieve close correlation with the MSCI EAFE ESG Index.

•  Management Risk At any time that the Fund employs a representative sampling strategy, investment decisions made by PWM and the Fund's portfolio manager may cause the Fund to underperform the MSCI EAFE ESG Index.

•  Small- and Medium-Sized Company Risk Securities of small- and medium-sized companies may have less liquidity and more volatile prices than securities of larger companies, which can make it difficult for the Fund to sell such securities at desired times or prices.

As with all mutual funds, investors may lose money by investing in the International Index Fund.

The foregoing descriptions are only summaries. Please see "Risks" on page 71 for more detailed descriptions of the foregoing risks.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, investors may lose money by investing in the International Index Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Effective March 31, 2014 the Pax MSCI International ESG Fund acquired the assets of Pax World International Fund, a series of Pax World Funds Series Trust I, and of Pax MSCI EAFE ESG Index ETF, a series of Pax World Funds Trust II, pursuant to an Agreement and Plan of Reorganization dated December 13, 2013 (the "Reorganizations"). Because the Pax MSCI International ESG Fund had no investment operations prior to the closing of the Reorganizations, and based on the similarity of the Pax MSCI International ESG Index Fund to Pax MSCI EAFE ESG Index ETF, Pax MSCI EAFE ESG Index ETF (the "Predecessor Fund") is treated as the survivor of the Reorganizations for accounting and performance reporting purposes. Accordingly, all performance and other information shown for the Fund for periods prior to March 31, 2014 is that of the Predecessor Fund.

The bar chart below presents the calendar year total returns for Institutional Class shares of the International Index Fund before taxes. The bar chart is intended to provide some indication of the risk of investing in the International Index Fund by showing changes in the International Index Fund's performance from year to year. All performance information shown for the International Index Fund for periods prior to March 31, 2014 is that of the Predecessor Fund. As with all mutual funds, past performance (before and after taxes) is not necessarily an indication of future performance.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The performance table is intended to provide some indication of the risk of investing in the Fund by showing how the Fund's average annual total returns compare with the returns of a broad-based securities market index over the periods shown.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800.767.1729
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.paxworld.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	As with all mutual funds, past performance (before and after taxes) is not necessarily an indication of future performance.
Bar Chart [Heading]	rr_BarChartHeading	Institutional Class Shares
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
For the periods shown in the bar chart:	Best quarter: 3rd quarter 2013, 10.78%
Worst quarter: 3rd quarter 2011, -17.36%

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2013
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	10.78%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(17.36%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the effect of local, state or foreign taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns will depend on a shareholder's own tax situation and may differ from those shown. After-tax returns may not be relevant to investors who hold shares of the Fund through tax-advantaged arrangements (such as 401(k) plans or individual retirement accounts)
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax performance is presented only for Institutional Class Shares of the Fund. After-tax returns for Individual Investor Class and Class R shares would be lower.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The performance table below presents the average annual total returns for Institutional Class, Individual Investor Class and Class R shares of the Fund. The performance table is intended to provide some indication of the risk of investing in the Fund by showing how the Fund's average annual total returns compare with the returns of a broad-based securities market index over the periods shown. All performance information shown for the Fund for periods prior to March 31, 2014 is that of the Predecessor Fund. After-tax performance is presented only for Institutional Class Shares of the Fund. After-tax returns for Individual Investor Class and Class R shares would be lower. After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the effect of local, state or foreign taxes. Actual after-tax returns will depend on a shareholder's own tax situation and may differ from those shown. After-tax returns may not be relevant to investors who hold shares of the Fund through tax-advantaged arrangements (such as 401(k) plans or individual retirement accounts) As with all mutual funds, past performance (before and after taxes) is not necessarily an indication of future performance.

MSCI EAFE ESG (Net) Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(4.38%)	[1],[2]
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.88%	[1],[2]
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 27, 2011	[1],[2]
MSCI EAFE (Net) Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(4.90%)	[1],[3]
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.91%	[1],[3]
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 27, 2011	[1],[3]
Lipper International Large-Cap Core Funds Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(4.78%)	[1],[4]
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.49%	[1],[4]
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 27, 2011	[1],[4]
Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Redemption Fee	rr_RedemptionFee	(10.00)	[5]
Management Fee	rr_ManagementFeesOverAssets	0.55%	[6]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.55%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	56
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	176
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	307
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	689
Annual Return 2012	rr_AnnualReturn2012	16.98%
Annual Return 2013	rr_AnnualReturn2013	24.96%
Annual Return 2014	rr_AnnualReturn2014	(5.49%)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(5.49%)	[7]
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.48%	[7]
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 27, 2011	[7]
Institutional Class | After Taxes
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(6.98%)	[7]
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	13.74%	[7]
Institutional Class | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(3.02%)	[7]
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	12.15%	[7]
Individual Investor Class
Risk/Return:	rr_RiskReturnAbstract
Redemption Fee	rr_RedemptionFee	(10.00)	[5]
Management Fee	rr_ManagementFeesOverAssets	0.55%	[6]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.80%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	82
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	255
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	444
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	990
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(5.86%)	[8]
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.20%	[8]
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 31, 2014	[8]
Class R
Risk/Return:	rr_RiskReturnAbstract
Redemption Fee	rr_RedemptionFee	(10.00)	[5]
Management Fee	rr_ManagementFeesOverAssets	0.55%	[6]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.05%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	107
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	334
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	579
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,283
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(6.06%)	[8]
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.96%	[8]
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 31, 2014	[8]

[1]	Unlike the International Index Fund, the MSCI EAFE ESG Index and the MSCI EAFE Index and the Lipper International Large-Cap Core Funds Index are not investments, are not professionally managed, and (with the exception of the Lipper International Large-Cap Core Funds Index) do not reflect deductions for fees, expenses or taxes. One cannot invest directly in any index.
[2]	The MSCI EAFE ESG INDEX is an index of equity securities of issuers organized or operating in developed market countries around the world excluding the U.S. and Canada that have high sustainability or environmental, social and governance (ESG) ratings relative to their sector and industry group peers, as rated by MSCI ESG Research annually. MSCI ESG Research evaluates companies' ESG characteristics and derives corresponding ESG scores and ratings. Companies are ranked by ESG score against their sector peers to determine their eligibility for the MSCI ESG indices. MSCI ESG Research identifies the highest-rated companies in each peer group to meet the float-adjusted market capitalization sector targets. The rating system is based on general and industry-specific ESG criteria, assigning ratings on a 7-point scale from AAA (highest) to CCC (lowest). Performance for the MSCI EAFE ESG Index is shown "net", which includes dividend reinvestments after deduction of foreign withholding tax.
[3]	The MSCI EAFE (Europe, Australasia, Far East) Index is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada. The MSCI EAFE Index consists of the following 21 developed market country indices: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom. Performance for the MSCI EAFE Index is shown "net", which includes dividend reinvestments after deduction of foreign withholding tax.
[4]	The Lipper International Large-Cap Core Funds Index tracks the results of funds that, by portfolio practice, invest at least 75% of their equity assets in companies strictly outside of the U.S. with market capitalizations (on a three-year weighted basis) above Lipper's international large-cap floor. International large-cap core funds typically have an average price-to-cash flow ratio, price-to-book ratio, and three-year sales-per-share growth value compared to the S&P/Citigroup World ex-U.S. BMI. The Lipper International Large-Cap Core Funds Index is not what is typically considered to be an "index" because it tracks the performance of other mutual funds rather than the changes in the value of a group of securities, a securities index, or some other traditional economic indicator.
[5]	The Fund charges a fee of $10.00 for each wire redemption, subject to change without notice.
[6]	The management fee is a unified fee that includes all of the operating costs and expenses of the Fund (other than taxes, charges of governmental agencies, interest, brokerage commissions incurred in connection with portfolio transactions, distribution and/or service fees payable under a plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 and extraordinary expenses), including accounting expenses, administrator, transfer agent and custodian fees, Fund legal fees and other expenses. (For this purpose, PWM does not consider acquired fund fees and expenses to be operating costs and expenses of the Fund.)
[7]	The Fund's inception date is January 27, 2011. Total return figures include reinvested dividends and capital gains distributions, and changes in principal value, and, other than for Institutional Class shares, do not reflect the taxes that a shareholder might pay on Fund distributions or on the redemption of Fund shares. These figures represent past performance, which is no guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. For more recent month-end performance data, please visit www.paxworld.com or call us at 800.767.1729.
[8]	Inception of Individual Investor Class and Class R shares is March 31, 2014. The returns shown for Individual Investor Class and Class R shares for the period prior to Individual Investor Class and Class R shares inception are those of the Predecessor Fund. These returns have been adjusted to reflect the expenses allocable to Individual Investor Class and Class R shares.